Filed pursuant to 497(e)
File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG GW&K International Small Cap Fund

(formerly AMG Managers Cadence Emerging Companies Fund)

Supplement dated September 1, 2021 to the

Statutory Prospectus and Statement of Additional Information, each dated December 23, 2020, as supplemented

February 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG GW&K International Small Cap Fund (formerly AMG Managers Cadence Emerging Companies Fund), a series of AMG Funds III (the “Fund”), contained in the Fund’s Statutory Prospectus and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the address of each of AMG Funds III, AMG Funds LLC, the investment manager of the Fund, and AMG Distributors, Inc., the distributor of the Fund, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG GW&K ESG Bond Fund

(formerly AMG Managers Loomis Sayles Bond Fund)

AMG Veritas Asia Pacific Fund

(formerly AMG Managers Special Equity Fund)

(Statutory Prospectus and Statement of Additional Information, each dated May 24, 2021)

AMG GW&K High Income Fund

(formerly AMG Managers Global Income Opportunity Fund)

(Statutory Prospectus dated March 15, 2021, as supplemented March 15, 2021 and March 19, 2021, and Statement

of Additional Information, dated March 15, 2021)

Supplement dated September 1, 2021 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG GW&K ESG Bond Fund (formerly AMG Managers Loomis Sayles Bond Fund), AMG Veritas Asia Pacific Fund (formerly AMG Managers Special Equity Fund), and AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds III, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE